UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 70.1%

AEROSPACE - 3.7%
	AWAS Capital, Inc.
1,483,176	Second Priority Term Facility, 6.31%, 03/25/13	1,442,388
	Delta Air Lines, Inc.
1,984,615	Second Lien Term Loan, 3.51%, 04/30/14	1,893,660
1,980,000	Term Loan, 8.75%, 09/27/13	2,011,353
4,957,249	Term Loan Equipment Notes, 3.79%, 09/29/12	4,709,386
	Hawker Beechcraft Acquisition Co. LLC
1,496,559	Series A New Term Loan, 10.50%, 03/26/14	1,490,947
	IAP Worldwide Services, Inc.
2,209,671	Second Lien Term Loan, 12.50%, 06/28/13	2,169,897
	US Airways Group, Inc.
4,931,507	Term Loan, 2.76%, 03/21/14	4,263,016

		17,980,647

BROADCASTING - 10.3%
	ComCorp Broadcasting, Inc.
3,584,549	Revolving Loan, 9.00%, 10/03/12 (b) (c)	3,149,743
35,860,392	Term Loan, 9.00%, 04/03/13 (b) (c)	31,510,526
	Cumulus Media, Inc.
4,626,968	Replacement Term Loan, 4.01%, 06/11/14	4,192,472
	Entercom Radio LLC
3,526,614	Term A Loan, 2.29%, 06/29/12	3,407,591
	Univision Communications, Inc.
7,962,148	Initial Term Loan, 2.51%, 09/29/14 (d)	7,015,130
	Young Broadcasting, Inc.
490,186	Term Loan, 8.00%, 06/30/15	490,186

		49,765,648

CABLE/WIRELESS VIDEO - 3.1%
	Broadstripe, LLC
1,564,215	DIP Revolver, 7.75%, 12/31/10 (c) (e)	1,562,651
14,151,375	First Lien Term Loan, 06/30/11 (c) (f)	10,456,451
1,428,203	Revolver, 06/30/11 (c) (f)	1,055,299
	Charter Communications Operating, LLC
23,727	Term B-1 Loan, 2.26%, 03/06/14	23,174
	WideOpenWest Finance, LLC.
1,777,584	Series A New Term Loan, 6.76%, 06/30/14	1,734,620

		14,832,195

CHEMICALS - 3.2%
	TPC Group LLC
2,316,334	Incremental Term Loan B, 2.97%, 06/27/13	2,304,266
7,549,518	Term B Loan, 2.97%, 06/27/13	7,510,185
	W.R. Grace & Co.
1,597,107	5 Year Revolver, 5.25%	2,808,241
1,597,107	Revolving Credit Loan, 5.25%	2,808,241

		15,430,933

CONSUMER NON-DURABLES - 1.0%
	KIK Custom Products, Inc.
572,870	First Lien Canadian Term Loan, 2.54%, 06/02/14 (d)	484,076
3,341,744	First Lien U.S. Term Loan, 2.54%, 06/02/14 (d)	2,823,774
2,000,000	Second Lien Term Loan, 5.29%, 12/01/14	1,343,000

		4,650,850

DIVERSIFIED MEDIA - 4.9%
	Cengage Learning Acquisitions, Inc.
5,445,214	Term Loan, 2.54%, 07/03/14	4,898,379
	Cydcor, Inc.
5,088,683	First Lien Tranche B Term Loan, 9.00%, 02/05/13	4,681,588
3,000,000	Second Lien Tranche B Term Loan, 12.00%, 02/05/14 (c)	2,856,300
	Endurance Business Media, Inc.
3,000,000	Second Lien Term Loan, 01/26/14 (f)	165,000
	Harland Clarke Holdings Corp.
1,272,674	Tranche B Term Loan, 2.78%, 06/30/14	1,118,764
	Metro-Goldwyn-Mayer, Inc.
14,144,529	Tranche B Term Loan, 04/09/12 (f)	6,274,655
2,917,500	Tranche B-1 Term Loan, 04/09/12 (f)	1,294,232
	Visant Corp.
2,500,000	Tranche B Term Loan, 7.00%, 12/22/16	2,514,850

		23,803,768

ENERGY - 3.0%
	Alon USA Energy, Inc.
212,778	Edington Facility, 2.51%, 08/05/13	142,561
1,702,222	Paramount Facility, 2.59%, 08/05/13	1,140,489
	Big West Oil, LLC
2,347,222	Term Loan, 12.00%, 07/23/15	2,394,167
	Calumet Lubricants Co., LP
107,319	Credit Linked Letter of Credit, 4.38%, 01/03/15 (d)	100,478
197,380	Credit-Linked Letter of Credit, 4.14%, 01/03/15	184,797
2,244,703	Term Loan, 4.38%, 01/03/15 (d)	2,101,603
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

ENERGY (continued)
	Venoco, Inc.
8,735,835	Second Lien Term Loan, 4.31%, 05/07/14	8,198,974

		14,263,069

FINANCIAL - 2.9%
	AGFS Funding Co.
6,000,000	Term Loan, 7.25%, 04/21/15	6,042,090
	Nuveen Investments, Inc.
5,500,000	First Lien Term Loan, 3.37%, 11/13/14	4,958,938
2,750,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	2,990,625

		13,991,653

FOOD/TOBACCO - 3.1%
	DS Waters of America, Inc.
1,813,889	Term Loan, 2.51%, 10/29/12	1,751,536
	DSW Holdings, Inc.
7,000,000	Term Loan, 4.26%, 03/02/12	6,615,000
	OSI Restaurant Partners, LLC
331,476	Pre-Funded RC Loan, 1.47%, 06/14/13	305,084
3,646,813	Term Loan, 2.63%, 06/14/14	3,356,453
	WM. Bolthouse Farms, Inc.
3,000,000	Second Lien Term Loan, 9.50%, 08/11/16	3,013,605

		15,041,678

FOREST PRODUCTS/CONTAINERS - 2.8%
	Consolidated Container Co., LLC
4,000,000	Second Lien Term Loan, 5.75%, 09/28/14	3,602,520
	Graham Packaging Co., L.P.
3,333,333	D Term Loan, 6.00%, 09/23/16	3,366,066
	Smurfit Stone Container Enterprises, Inc.
5,486,250	Exit Term Loan, 6.75%, 02/22/16	5,523,118
	Tegrant Corp.
1,000,000	Second Lien Term Loan, 5.79%, 03/08/15	775,000

		13,266,704

GAMING/LEISURE - 2.5%
	Ginn LA Conduit Lender, Inc.
3,937,249	First Lien Tranche A Credit-Linked Deposit, 06/08/11 (f)	216,549
8,438,203	First Lien Tranche B Term Loan, 06/08/11 (f)	464,101
	Green Valley Ranch Gaming, LLC
1,000,000	Second Lien Term Loan, 08/16/14 (f)	35,125
	Las Vegas Sands, LLC
907,965	Extended Delayed Draw I Term Loan, 3.03%, 11/23/16	827,124
4,493,499	Extended Tranche B Term Loan, 3.03%, 11/23/16	4,093,420
	LLV Holdco, LLC
1,148,510	Exit Revolving Loan, PIK, 15.00%, 12/31/12 (b) (e) (g)	1,137,025
	MGM Mirage, Inc.
96,213	Class A-2 Loan, 7.00%, 02/21/14 (e)	80,248
108,445	Class C Loan, 7.00%, 02/21/14	92,884
2,000,000	Class D Loan, 6.00%, 10/03/11	1,939,730
	VML US Finance, LLC
1,105,111	Term B Delayed Draw Project Loan, 4.78%, 05/25/12	1,093,579
1,913,235	Term B Funded Project Loan, 4.78%, 05/27/13	1,893,271
	WAICCS Las Vegas 3 LLC
7,000,000	Second Lien Term Loan (f)	35,000

		11,908,056

HEALTHCARE - 2.0%
	LifeCare Holdings
10,284,532	Term Loan, 4.73%, 08/10/12	9,590,326

HOUSING - 1.1%
	LBREP/L-Suncal Master I, LLC
3,190,581	First Lien Term Loan (f)	47,859
	Roofing Supply Group, LLC
2,897,769	Term Loan, PIK, 9.25%, 08/24/13	2,863,967
	Westgate Investments, LLC
8,539,069	Senior Secured Loan (f)	2,134,579
2,762,778	Senior Unsecured Loan, 09/25/12 (f)	44,926
3,572,258	Third Lien Term Loan, 06/30/15 (f)	17,861

		5,109,192

INFORMATION TECHNOLOGY - 4.6%
	CDW LLC
10,336,576	Term Loan, 4.26%, 10/10/14	9,541,384
	Freescale Semiconductor, Inc.
1,993,564	Extended Maturity Term Loan, 4.51%, 12/01/16	1,824,799
	Kronos, Inc.
4,000,000	Second Lien Term Loan, 6.04%, 06/11/15	3,779,000
	SSI Investments II Ltd.
2,992,500	Term Loan, 6.50%, 05/30/17 (d)	3,020,554
	Vertafore, Inc.
3,990,000	Term Loan, 6.75%, 07/29/16 (d)	4,006,838

		22,172,575

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

MANUFACTURING - 1.7%
	Brand Energy & Infrastructure Services, Inc.
3,500,000	Second Lien Term Loan, 6.43%, 02/07/15	3,053,750
	Dana Holding Corp.
2,392,726	Term Advance, 4.69%, 01/30/15	2,371,419
	Pinafore, LLC/Inc.
1,660,000	Term B Loan, 6.75%, 09/29/16 (d)	1,676,036
	United Central Industrial Supply Co., LLC
1,216,722	Term Loan, 2.51%, 03/31/12	1,224,326

		8,325,531

METALS/MINERALS - 0.5%
	Euramax International, Inc.
1,454,449	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	1,372,636
1,378,103	Domestic Term Loan, PIK, 14.00%, 06/29/13	1,300,584

		2,673,220

RETAIL - 3.4%
	Guitar Center, Inc.
6,334,043	Term Loan, 3.77%, 10/09/14 (d)	5,693,228
	Michaels Stores, Inc.
3,926,400	B-1 Term Loan, 2.63%, 10/31/13	3,800,677
2,074,063	B-2 Term Loan, 4.88%, 07/31/16	2,037,124
	Neiman Marcus Group, Inc.
1,065,174	Term Loan, 2.29%, 04/06/13	1,033,751
	Spirit Finance Corp.
4,300,000	Term Loan, 3.47%, 08/01/13	3,743,688

		16,308,468

SERVICE - 5.1%
	CCS, Inc.
4,452,585	Term Loan, 3.26%, 11/14/14	3,859,835
	First Data Corp.
7,153,096	Initial Tranche B-1 Term Loan, 3.01%, 09/24/14	6,310,998
	NES Rentals Holdings, Inc.
1,193,183	Second Lien Permanent Term Loan, 10.00%, 07/20/13	1,112,644
	Penhall Holding Co.
10,477,778	Term Loan, 04/01/12 (f)	1,781,222
	Sabre, Inc.
4,927,144	Initial Term Loan, 2.34%, 09/30/14	4,570,961
	Safety-Kleen Systems, Inc.
1,301,695	Synthetic Letter of Credit, 3.31%, 08/02/13	1,221,419
6,003,390	Term B Loan, 3.31%, 08/02/13	5,633,161

		24,490,240

TELECOMMUNICATIONS - 4.0%
	Avaya, Inc.
8,915,318	Term B-1 Loan, 3.06%, 10/24/14 (d)	7,926,876
	Digicel International Finance, Ltd.
2,100,168	Tranche A - T&T, 2.81%, 09/30/12	2,063,415
2,250,225	U.S. Term Loan, 2.81%, 03/30/12	2,210,846
	Fairpoint Communications, Inc.
3,947,368	Term Loan B, 03/31/15 (f)	2,576,092
	Level 3 Financing, Inc.
4,000,000	Tranche A Term Loan, 2.70%, 03/13/14	3,656,060
	U.S. Telepacific Corp.
995,000	Term Loan Advance, 9.25%, 08/17/15	999,821

		19,433,110

TRANSPORTATION - AUTOMOTIVE - 2.2%
	Federal-Mogul Corp.
1,966,268	Tranche B Term Loan, 2.20%, 12/29/14	1,735,536
1,003,198	Tranche C Term Loan, 2.20%, 12/28/15	885,478
	Ford Motor Co.
4,614,267	Tranche B-1 Term Loan, 3.03%, 12/15/13	4,526,550
	Key Safety Systems, Inc.
4,019,624	First Lien Term Loan, 2.52%, 03/08/14	3,595,051

		10,742,615

TRANSPORTATION - LAND TRANSPORTATION - 1.0%
	New Century Transportation, Inc.
1,769,217	Term Loan, 7.26%, 08/14/12	1,548,065
	SIRVA Worldwide, Inc.
960,711	Revolving Credit Loan (Exit Finance), PIK, 7.20%, 05/12/12 (e)	658,087
3,667,612	Second Lien Term Loan, PIK, 12.00%, 05/12/15	1,146,129
1,649,680	Term Loan (Exit Finance), PIK, 12.76%, 05/12/12	1,253,757

		4,606,038

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

UTILITY - 4.0%
	Coleto Creek Power, LP
11,289	First Lien Synthetic Letter of Credit, 3.04%, 06/28/13	10,302
142,946	First Lien Term Loan, 3.03%, 06/28/13	131,460
4,787,500	Second Lien Term Loan, 4.26%, 06/28/13	3,839,575
	GBGH, LLC
2,202,643	First Lien Term Loan, 4.00%, 06/09/13 (c)	1,912,115
771,514	Second Lien Term Loan, PIK, 12.00%, 06/09/14 (c) (g)	—
	New Development Holdings, LLC
2,618,438	Term Loan, 7.00%, 07/03/17	2,662,859
	Texas Competitive Electric Holdings Co., LLC
13,790,927	Initial Tranche B-2 Term Loan, 3.92%, 10/10/14	10,744,649

		19,300,960

	Total US Senior Loans (Cost $395,714,246)	337,687,476

Principal Amount
Foreign Denominated Senior Loans (a) - 3.4%

AUSTRALIA - 3.4%
AUD
	SMG H5 Pty., Ltd.
17,870,278	Facility A Term Loan, 7.17%, 12/24/12	16,264,740

	Total Foreign Denominated Senior Loans (Cost $14,457,294)	16,264,740

Principal Amount ($)
US Asset-Backed Securities (h) - 7.6%
	AB CLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.38%, 04/15/21 (c) (i)	1,134,590
	ACA CLO, Ltd.
4,000,000	Series 2006-2A, Class B, 1.24%, 01/20/21 (i)	2,560,000
2,000,000	Series 2007-1A, Class D, 2.88%, 06/15/22 (i)	930,000
	Babson CLO, Ltd.
1,000,000	Series 2007-2A, Class D, 2.23%, 04/15/21 (i)	525,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.69%, 03/17/21 (c) (i)	562,454
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.54%, 03/11/21 (i)	1,023,960
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 1.73%, 05/16/19 (i)	1,095,000
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-1BA, Class B2L, 4.29%, 12/22/20	421,000
962,970	Series 2006-2A, Class B2L, 4.30%, 03/01/21 (i)	381,336
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.93%, 07/15/21 (i)	1,307,500
	Goldman Sachs Asset Management CLO PLC
4,000,000	Series 2007-1A, Class D, 3.22%, 08/01/22 (i)	2,180,000
847,661	Series 2007-1A, Class E, 5.47%, 08/01/22 (i)	440,784
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class D, 1.86%, 02/18/21 (i)	517,500
814,466	Series 2007-1A, Class E, 4.31%, 02/18/21 (i)	419,450
	GSC Partners CDO Fund, Ltd.
3,000,000	Series 2007-8A, Class C, 2.00%, 04/17/21 (i)	1,281,840
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.69%, 06/17/21 (i)	477,500
	Hillmark Funding
2,000,000	Series 2006-1A, Class C, 2.04%, 05/21/21 (i)	1,067,500
612,103	Series 2006-1A, Class D, 3.94%, 05/21/21 (i)	275,446
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class C, 1.22%, 01/20/21 (i)	800,000
1,000,000	Series 2006-1A, Class D, 1.92%, 01/20/21 (i)	717,500
	Limerock CLO
2,000,000	Series 2007-1A, Class D, 3.85%, 04/24/23 (i)	740,000
	Madison Park Funding Ltd.
2,000,000	Series 2007-5A, Class C, 1.76%, 02/26/21 (i)	948,880
1,500,000	Series 2007-5A, Class D, 3.81%, 02/26/21 (i)	697,305
	Marquette US/European CLO, PLC
1,000,000	Series 2006-1A, Class D1, 2.28%, 07/15/20 (i)	462,500
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 3.79%, 09/20/20 (i)	341,789
	Ocean Trails CLO
1,000,000	Series 2006-1A, Class D, 4.28%, 10/12/20 (i)	470,000
2,500,000	Series 2007-2A, Class C, 2.88%, 06/27/22 (i)	1,300,000
	PPM Grayhawk CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.92%, 04/18/21 (i)	484,405
826,734	Series 2007-1A, Class D, 4.12%, 04/18/21 (i)	388,920
	Primus CLO, Ltd.
5,000,000	Series 2007-2A, Class D, 2.93%, 07/15/21 (i)	2,712,500
1,889,756	Series 2007-2A, Class E, 5.28%, 07/15/21 (i)	831,492
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (continued)
	Rampart CLO, Ltd.
4,000,000	Series 2006-1A, Class C, 1.97%, 04/19/21 (i)	2,240,000
	St. James River CLO, Ltd.
2,287,217	Series 2007-1A, Class E, 4.59%, 06/11/21 (i)	1,006,376
	Stanfield Daytona CLO, Ltd.
1,200,000	Series 2007-1A, Class B1L, 1.84%, 04/27/21 (i)	636,000
	Stanfield McLaren CLO, Ltd.
4,000,000	Series 2007-1A, Class B1L, 2.70%, 02/27/21 (i)	2,160,000
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.87%, 04/17/21 (i)	1,040,000
	Venture CDO, Ltd.
2,000,000	Series 2007-9A, Class D, 4.68%, 10/12/21 (i)	1,212,500
	Westbrook CLO, Ltd.
1,000,000	Series 2006-1A, Class D, 1.99%, 12/20/20 (i)	545,000

	Total US Asset-Backed Securities (Cost $49,015,237)	36,336,027

Foreign Asset-Backed Securities (h) - 0.6%

Principal Amount
IRELAND - 0.6%
EUR
	Static Loan Funding
2,000,000	Series 2007-1X, Class D, 5.65%, 07/31/17 (i)	1,556,335
2,000,000	Series 2007-1X, Class E, 8.15%, 07/31/17 (i)	1,365,206

	Total Foreign Asset-Backed Securities (Cost $5,686,541)	2,921,541

Principal Amount ($)
Corporate Notes and Bonds - 22.0%

AEROSPACE - 0.3%
	Delta Air Lines, Inc.
5,000,000	06/30/23 (f)	90,500
7,000,000	12/15/29 (f)	140,000
898,000	9.50%, 09/15/14 (i)	978,820
	Northwest Airlines Corp.
2,500,000	12/30/27 (f)	12,750

		1,222,070

CABLE/WIRELESS VIDEO - 0.1%
	CCO Holdings, LLC
500,000	7.25%, 10/30/17 (i)	509,375

CHEMICALS - 3.4%
	Berry Plastics Holding Corp.
3,000,000	8.88%, 09/15/14	2,932,500
	Chemtura Corp.
2,500,000	7.88%, 09/01/18 (i)	2,618,750
	Lyondell Chemical Co.
5,430,130	11.00%, 05/01/18	6,034,230
	TPC Group, LLC
5,000,000	8.25%, 10/01/17 (i)	4,967,500

		16,552,980

CONSUMER NON-DURABLES - 0.1%
	Cott Beverages, Inc.
500,000	8.13%, 09/01/18 (i)	531,875

DIVERSIFIED MEDIA - 1.5%
	Baker & Taylor, Inc.
8,300,000	11.50%, 07/01/13 (i)	6,027,875
	Gannett Co., Inc.
500,000	6.38%, 09/01/15 (i)	496,875
500,000	7.13%, 09/01/18 (i)	495,000

		7,019,750

ENERGY - 0.1%
	Peabody Energy Corp.
500,000	6.50%, 09/15/20	540,625

FOOD AND DRUG - 0.9%
	Rite Aid Corp.
4,000,000	10.38%, 07/15/16 (j)	4,185,000

FOREST PRODUCTS/CONTAINERS - 0.0%
	NewPage Holding Corp., PIK
354,466	7.53%, 11/01/13 (h)	19,496

GAMING/LEISURE - 0.4%
	MGM Mirage, Inc.
2,000,000	6.75%, 04/01/13 (j)	1,867,500

HEALTHCARE (i) - 13.3%
	Argatroban Royalty Sub LLC
2,666,931	18.50%, 09/21/14	2,666,931
	Azithromycin Royalty Sub LLC
15,000,000	16.00%, 05/15/19	12,000,000
	Celtic Pharma Phinco B.V., PIK
57,089,600	17.00%, 06/15/12	28,544,800
	Cinacalcet Royalty Sub LLC
—	8.00%, 03/30/17	—
	Fosamprenavir Pharma
3,294,781	15.50%, 06/15/18	3,162,990
	Molecular Insight Pharmaceuticals, Inc.
4,208,444	11/16/12 (f) (h)	1,683,378
	Pharma IV (Eszopiclone)
1,757,472	12.00%, 06/30/14	1,546,575
	Pharma V (Duloxetine)
240,000	13.00%, 10/15/13	235,200
	TCD Pharma
15,500,000	16.00%, 04/15/24	13,640,000
	Warner Chilcott Co., LLC
550,000	7.75%, 09/15/18	567,875

		64,047,749

INFORMATION TECHNOLOGY - 1.1%
	Freescale Semiconductor, Inc.
5,000,000	10.13%, 03/15/18 (i)	5,350,000
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)

INFORMATION TECHNOLOGY (continued)
	New Holding, Inc.
477,689	03/12/13 (c) (f)	94,917

		5,444,917

MANUFACTURING - 0.0%
	Pinafore, LLC/Inc.
100,000	9.00%, 10/01/18 (i)	105,500

METALS/MINERALS - 0.6%
	Appleton Papers, Inc.
3,000,000	10.50%, 06/15/15 (i)	2,827,500

RETAIL - 0.1%
	Burlington Coat Factory Warehouse Corp.
500,000	11.13%, 04/15/14	525,000

TRANSPORTATION - AUTOMOTIVE - 0.1%
	DPH Holdings Corp.
3,750,000	05/01/11 (f)	121,875
3,933,000	06/15/11 (f)	127,823
8,334,000	05/01/29 (f) (j)	270,855

		520,553

	Total Corporate Notes and Bonds (Cost $145,563,810)	105,919,890

Claims (k) - 0.1%

FINANCIAL - 0.1%
	Lehman Brothers Holding, Inc.
1,198,046	Trade Claims LBSF	494,194

RETAIL - 0.0%
	Home Interiors & Gifts, Inc.
6,933,961	Proof of Claims (c)	83

	Total Claims (Cost $5,595,198)	494,277

Shares
Common Stocks (k) - 13.9%

AEROSPACE - 0.0%
263	Delta Air Lines, Inc.	3,061

BROADCASTING - 0.1%
2,010,616	Communications Corp. of America (b) (c)	—
18,000	Gray Television, Inc., Class A	34,200
220	Young Broadcasting, Inc. (c)	439,285

		473,485

CHEMICALS - 0.2%
17,874	Lyondell Chemical Co., Class A	427,213
31,131	Lyondell Chemical Co., Class B	742,474

		1,169,687

DIVERSIFIED MEDIA - 0.1%
46,601	American Banknote Corp. (c)	406,827

GAMING/LEISURE - 2.2%
26,712	LLV Holdco, LLC - Series A Membership Interest (b) (c)	10,387,595
126	LLV Holdco, LLC - Series B Membership Interest (b) (c)	413,864
529	LLV Holdco, LLC - Series C Membership Interest (b) (c)	—
727	LLV Holdco, LLC - Series D Membership Interest (b) (c)	—
813	LLV Holdco, LLC - Series E Membership Interest (b) (c)	—
914	LLV Holdco, LLC - Series F Membership Interest (b) (c)	—
1,036	LLV Holdco, LLC - Series G Membership Interest (b) (c)	—

		10,801,459

HEALTHCARE - 9.2%
24,000,000	Genesys Ventures IA, LP (b) (c)	44,160,000

INFORMATION TECHNOLOGY - 0.1%
385,679	Magnachip Semiconductor (c) (j)	219,837
9,342	New Holding, Inc. (c)	—

		219,837

METALS/MINERALS - 0.5%
7,579	Euramax International, Inc.	2,273,700

RETAIL - 0.2%
105,092	Sally Beauty Holdings, Inc. (j)	1,177,030

SERVICE - 0.4%
200,964	Safety-Kleen Systems, Inc. (c)	1,993,566

TRANSPORTATION - LAND TRANSPORTATION - 0.1%
18,022	SIRVA Worldwide, Inc. (c)	405,495

UTILITY - 0.0%
81,194	Entegra TC LLC	38,567
4,365	GBGH LLC (c)	—

		38,567

WIRELESS COMMUNICATIONS - 0.8%
2,260,529	ICO Global Communications Holding Ltd.	3,707,268

	Total Common Stocks (Cost $166,012,046)	66,829,982

Preferred Stocks (k) - 1.4%
1,000,000	Adelphia Recovery Trust	20,000
4,464,284	Dfine, Inc., Series D (c)	4,241,070
2,647,663	Dfine, Inc., Series E (c)	2,515,280

	Total Preferred Stocks (Cost $13,203,793)	6,776,350

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Credit Strategies Fund

Units		Value ($)
Warrants (k) - 0.4%
20,000	Clearwire Corp., expires 08/15/10 (c)	4,000
1,271	GBGH LLC, expires 06/09/14 (c)	—
49,317	IAP Worldwide Services, Inc., Series A, expires 06/12/15 (c)	—
14,444	IAP Worldwide Services, Inc., Series B, expires 06/12/15 (c)	—
7,312	IAP Worldwide Services, Inc., Series C, expires 06/12/15 (c)	—
643,777	Microvision, Inc., expires 07/23/13	659,871
597	Young Broadcasting, Inc., expires 12/24/24	1,192,060

	Total Warrants (Cost $1,197,645)	1,855,931

Total Investments - 119.5% (Cost of $796,445,810) (l)		575,086,214

Other Assets & Liabilities, Net - (19.5)%		(93,659,115)

Net Assets applicable to Common Shareholders - 100.0%		$481,427,099

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Credit Strategies Fund (the “Fund”) invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2010. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	Affiliated issuers. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of September 30, 2010:

	Par Value	Shares at	Market Value
	at Sept	Sept 30,	December 31,	Sept 30,
	30, 2010	2010	2009	2010

ComCorp Broadcasting, Inc. (Senior Loans)*	$39,444,941	—	$29,524,538	$34,660,269
Communications Corp of America (Common Stock)	—	2,010,616	—	—
Genesys Ventures IA, LP (Common Stock)	—	24,000,000	38,160,000	44,160,000
LLV Holdco, LLC (Senior Loans)	1,148,510	—	—	1,137,025
LLV Holdco, LLC – Series A Membership Interest (Common Stock)	—	26,712	—	10,387,595
LLV Holdco, LLC – Series B Membership Interest (Common Stock)	—	126	—	413,864
LLV Holdco, LLC – Series C Membership Interest (Common Stock)	—	529	—	—
LLV Holdco, LLC – Series D Membership Interest (Common Stock)	—	727	—	—
LLV Holdco, LLC – Series E Membership Interest (Common Stock)	—	813	—	—
LLV Holdco, LLC – Series F Membership Interest (Common Stock)	—	914	—	—
LLV Holdco, LLC – Series G Membership Interest (Common Stock)	—	1,036	—	—

	$40,593,451	26,041,473	$67,684,538	$90,758,753

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $119,481,948, or 24.8% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2010.

(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(e)	Senior Loan assets have additional unfunded loan commitments. As of September 30, 2010, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Credit Strategies Fund

	Unfunded Loan
Borrower	Commitment

Mobileserv Ltd.	GBP	5,000,000

Broadstripe, LLC		$754,422
MGM Mirage, Inc.		195,342
LLV Holdco, LLC		5,841,342
Sirva Worldwide, Inc.		1,508,759
Sorenson Communications, Inc.		2,000,000

		$10,299,865

(f)	The issuer is in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2010.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2010, these securities amounted to $127,793,387 or 26.5% of net assets.

(j)	Securities (or a portion of securities) on loan. As of September 30, 2010, the market value of securities loaned was $2,106,341. The loaned securities were secured with cash collateral of $2,233,460.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$33,481,469
Gross unrealized depreciation	(254,841,065)

Net unrealized depreciation	$(221,359,596)

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CSF	Credit Suisse First Boston
DIP	Debtor-in-Possession
PIK	Payment-in-Kind
Foreign Denominated Senior Loans &
Asset Backed Securities
Industry Concentration Table:
(% of Net Assets)

Diversified Media	3.4%
Financial	0.6%

Total	4.0%

Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

Contracts			Principal Amount		Net Unrealized
to Buy or		Counter-	Covered by		Appreciation/
to Sell	Currency	party	Contracts	Expiration	(Depreciation)*

Sell	EUR	CSF	2,750,000	11/12/10	(299,744)
Sell	GBP	CSF	1,960,000	11/12/10	(214,956)
Sell	GBP	CSF	1,060,000	02/03/11	23,997

					$(490,703)

*	The primary risk exposure is foreign exchange contracts. See Notes to Financial Statements.
See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2010 (unaudited)	Highland Credit Strategies Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is entered into. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. During the nine months ended September 30, 2010, the open value of forward foreign currency contracts was EUR 2,750,000 and GBP 3,020,000 and the closed value was EUR 1,700,000 and GBP 3,792,300.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of September 30, 2010 (unaudited)	Highland Credit Strategies Fund
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2010 are as follows:

	Total Value at	Level 1	Level 2 Significant	Level 3 Significant
	September	Quoted	Observable	Unobservable
Investments in Securities:	31, 2010	Price	Input	Input
Common Stocks
Aerospace	$3,061	$—	$3,061	$—
Broadcasting	473,485	—	34,200	439,285
Chemicals	1,169,687	—	1,169,687	—
Diversified Media	406,827	—	—	406,827
Gaming/Leisure	10,801,459	—	—	10,801,459
Healthcare	44,160,000	—	—	44,160,000
Information Technology	219,837	—	—	219,837
Metals/Minerals	2,273,700	—	—	2,273,700
Retail	1,177,030	—	1,177,030	—
Service	1,993,566	—	—	1,993,566
Transportation - Land Transportation	405,495	—	—	405,495
Utility	38,567	—	—	38,567
Wireless Communication	3,707,268	3,707,268	—	—
Preferred Stocks	6,776,350	—	20,000	6,756,350
Warrants	1,855,931	659,871	—	1,196,060
Debt
Senior Loans	353,952,216	—	289,558,166	64,394,050
Asset-Backed Securities	39,257,568	—	—	39,257,568
Corporate Debt	105,919,890	—	41,824,546	64,095,344
Claims	494,277	—	494,194	83

Total Investments	$575,086,214	$4,367,139	$334,280,884	$236,438,191

Other Financial Instruments*
Assets
Foreign exchange contracts	$23,997	—	$23,997	$—
Liabilities
Foreign exchange contracts	(514,700)	—	(514,700)	—

Total Other Financial Instruments	$(490,703)	$—	$(490,703)	$—

*	Other financial instruments are derivative instruments not reflected in the Investments Portfolio, such as forwards, which are valued at the unrealized appreciation/ (depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 at September 30, 2010.
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs for the nine months ended September 30, 2010.

			Net amortization/
	Balance as of	Transfers	(accretion) of	Net	Net	Net	Balance as of
Assets at Fair Value using	December 31,	in/(out)	premium/	realized	unrealized	purchase/	September 30,
unobservable inputs (Level 3)	2009	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales) *	2010
Common Stocks
Broadcasting	$—	$—	$—	$—	$(2,058)	$441,343	$439,285
Diversified Media	765,188	—	—	(304,444)	(53,917)	—	406,827
Gaming/Leisure	—	—	—	—	(83,339,979)	94,141,438	10,801,459
Healthcare	38,555,838		—	—	6,000,000	(395,838)	44,160,000
Information Technology	—	—	—	—	(12,155,601)	12,375,438	219,837
Metals/Minerals	454,361	—	—	—	1,315,672	503,667	2,273,700
Service	1,406,750	—	—	—	586,816	—	1,993,566
Transportation - Land Transportation	937,144	—	—	—	(531,649)	—	405,495
Utility	182,687	—	—	—	(144,120)	—	38,567
Preferred Stocks	12,774,190	—	—	—	(8,286,636)	2,268,796	6,756,350
Warrants	700	—	—	(10)	(2,275)	1,197,645	1,196,060
Debt
Senior Loans	155,755,247	(44,952,871)	314,375	(42,822,116)	132,328,807	(136,229,392)	64,394,050
Asset-Backed Securities	33,822,437	—	39,564	275,352	5,951,873	(831,658)	39,257,568
Corporate Debt	73,601,522	520,553	31,474	(7,781)	5,924,124	(15,974,548)	64,095,344
Claims	441,698	(494,194)	—	—	52,579	—	83

Total	$318,697,762	$(44,926,512)	$385,413	$(42,858,999)	$47,643,636	$(42,503,109)	$236,438,191

*	Includes any applicable borrowings and/ or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio

NOTES TO INVESTMENT PORTFOLIO (continued)

As of September 30, 2010 (unaudited)	Highland Credit Strategies Fund
The net unrealized gains presented in the table above relates to investments that are still held at September 30, 2010.
For the nine months ended September 30, 2010, a net amount of $319,486 of the Fund’s portfolio investments was transferred from Level 1 to Level 2.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended September 30, 2010, a net amount of $44,926,512 of the Fund’s portfolio investments were transferred from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Credit Strategies Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 11/19/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 11/19/10

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)
Date 11/19/10

*	Print the name and title of each signing officer under his or her signature.